Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net, consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Office equipment	21,508	21,508	2,743
Less: accumulated depreciation	(21,508)	(21,508)	(2,743)
Plant and equipment, net	–	–	–